Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BBVA
Disclosure of transactions between related parties [line items]
Finance costs	€ 8	€ 15
Receipt of services	14	6
Purchase of goods	2	0
Other expenses	19	4
Total costs	43	25
Finance income	5	20
Dividends received	8	7
Services rendered	26	21
Sale of goods	9	10
Other income	5	4
Total revenues	53	62
Purchase of assets	0
Purchase of goods		0
Finance arrangements: loans, capital contributions and others (borrower)	417	318
Finance arrangements: loans and capital contributions (lessee)		0
Guarantees	147	148
Commitments	0	0
Finance arrangements: loans and capital contributions (lender)	10	294
Dividends paid	108	125
Factoring operations	108	0
Caixabank
Disclosure of transactions between related parties [line items]
Finance costs	7	3
Receipt of services	10	15
Purchase of goods	243	60
Other expenses	0	0
Total costs	260	78
Finance income	0	0
Services rendered	83	53
Sale of goods	92	52
Other income	1	0
Total revenues	176	105
Purchase of assets	94
Purchase of goods		2
Finance arrangements: loans, capital contributions and others (borrower)	166	25
Finance arrangements: loans and capital contributions (lessee)		2
Guarantees	190	89
Commitments	331	104
Finance arrangements: loans and capital contributions (lender)	0	273
Dividends paid	113	126
Factoring operations	€ 28	€ 477